Receivables, Net (Receivable From Various Parties) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Allowance for doubtful accounts	$ (0.3)	$ (3.6)
Retail Outlet Gift Card Sales [Member]
Receivables	25.0	26.3
Storage And Distribution [Member]
Receivables	$ 17.4	$ 16.4